Cover	May 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2026
Entity File Number	001-42273
Entity Registrant Name	Future Vision II Acquisition Corp.
Entity Central Index Key	0002010653
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Xiandai Tongxin Building
Entity Address, Address Line Two	201 Xin Jinqiao Road
Entity Address, Address Line Three	Rm 302
Entity Address Address Line Four	Pudong New District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	86
Local Phone Number	136 0300 0540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Ordinary Share Par Value 0. 0001 Per Share And One Right To Acquire 110 [Member]
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one right to acquire 1/10
Trading Symbol	FVNNU
Security Exchange Name	NASDAQ
Ordinary Shares Included As Part Of Units [Member]
Title of 12(b) Security	Ordinary Shares included as part of the Units
Trading Symbol	FVN
Security Exchange Name	NASDAQ
Rights Included As Part Of Units [Member]
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	FVNNR
Security Exchange Name	NASDAQ